GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 5:            GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2014 and 2015 were as follows:

Balance as of January 1, 2014	$27,520

Acquisition of Perion	118,880
Acquisition of Grow Mobile	17,692

Balance as of December 31, 2014	$164,092

Acquisition of MMR	7,452
Acquisition of Undertone	119,448
Impairment	(87,043)
Revaluation (foreign currency exchange)	(256)

Balance as of December 31, 2015	$203,693

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2014:

	December 31, 2013	Additions	Amortization	Impairment	December 31, 2014
	$	$	$	$	$

Acquired technology	-	38,515	-	-	38,515
Accumulated amortization	-	-	(15,698)	-	(15,698)
Impairment	-	-	-	(14,347)	(14,347)
Acquired technology, net	-	38,515	(15,698)	(14,347)	8,470

In-process R&D	-	2,000	-	-	2,000
Impairment	-	-	-	(2,000)	(2,000)
In-process R&D, net	-	2,000	-	(2,000)	-

Tradename and other	-	15,055	-	-	15,055
Accumulated amortization	-	-	(3,041)	-	(3,041)
Impairment	-	-	-	(3,594)	(3,594)
Tradename and other, net	-	15,055	(3,041)	(3,594)	8,420

Intangible assets, net	-	55,570	(18,739)	(19,941)	16,890

The following is a summary of intangible assets as of December 31, 2015:

	December 31, 2014	Additions	Amortization	Impairment	OCI	Disposals	December 31, 2015
	$	$	$	$	$	$	$

Acquired technology	38,515	20,761	-	-	(46)	(28,515)	30,715
Accumulated amortization	(15,698)	-	(4,374)	-	2	11,107	(8,963)
Impairment	(14,347)	-	-	(4,017)	-	17,408	(956)
Acquired technology, net	8,470	20,761	(4,374)	(4,017)	(44)	-	20,796

In-process R&D	2,000	-	-	-	-	(2,000)	-
Impairment	(2,000)	-	-	-	-	2,000	-
In-process R&D, net	-	-	-	-	-	-	-

Tradename and other	15,055	45,893	-	-	(80)	(6,474)	54,394
Accumulated amortization	(3,041)	-	(4,505)	-	2	1,774	(5,770)
Impairment	(3,594)	-	-	(4,454)	-	4,700	(3,348)
Tradename and other, net	8,420	45,893	(4,505)	(4,454)	(78)	-	45,276

Intangible assets, net	16,890	66,654	(8,879)	(8,471)	(122)	-	66,072

The estimated useful life of the intangible assets are as follows:

Acquired technology	3-5 years
Tradename and other	4-11 years

In December 2014 and 2015, the Company performed an impairment review of several intangible assets that were recognized in connection with the acquisition of Perion and Grow Mobile, respectively. which resulted in total impairment charge of $19,941 and $8,471 that are included in impairment, net of gain on change in fair value of contingent consideration in the statement of income for the years ended December 31, 2014 and 2015, respectively. The related deferred tax liability in the amount of $3,191 and $2,291 has also been written off and is included in Taxes on income, as tax benefit, for the years ended December 31, 2014 and 2015, respectively. Such impairments resulted primarily due to lower than anticipated sales and cash flow as well as managerial decisions to abandon certain R&D projects.

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2016	$22,191
2017	16,093
2018	12,113
2019	10,021
2020	4,880
Thereafter	774

$66,072